Financial Risk Management - Net Monetary Position (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)
Financial Risk Management
Percentage of reasonably possible increase in risk assumption			10.00%	10.00%	10.00%	10.00%
Hypothetical foreign exchange gain	$ 252,766	$ 1,004,917
Euros
Financial Risk Management
U.S. dollar equivalent monetary assets			$ 9.5		$ 33.4
U.S. dollar equivalent monetary liabilities			(40.1)		(0.1)
Foreign currency risk
Financial Risk Management
U.S. dollar equivalent monetary assets			1,655.9		1,352.0
U.S. dollar equivalent monetary liabilities			(3,819.7)		(3,942.2)
Net liability position			(2,163.8)		(2,590.2)
Long-term debt designated as a hedging instrument of the Group's investments in TelevisaUnivision (formerly known as UH II) and the investment in Open-Ended Fund
Financial Risk Management
U.S. dollar equivalent monetary liabilities			$ (2,304.1)	$ (41,511,522)	$ (2,108.7)	$ (44,005,755)